Other Comprehensive Income And Accumulated Other Comprehensive Loss (Accumulated Other Comprehensive Loss) (Details) - Accumulated other comprehensive loss [Member] - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Feb. 28, 2019	Aug. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Change in unrealized fair value of derivatives designated as cash flow hedges
Share of other comprehensive income of associates	12	18
Continuing operations	(57)	(57)
Accumulated other comprehensive (loss) income	$ (45)	$ (39)